REVENUE - Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Gold revenue	$ 452,253	$ 175,793
Silver revenue	5,362	1,994
Revenue from contracts with customers	457,615	177,787
Dore
Revenue
Gold revenue	315,068	122,684
Silver revenue	2,242	649
Concentrate
Revenue
Gold revenue	137,185	53,109
Silver revenue	$ 3,120	$ 1,345